Financial risk management objectives and policies - Aging of Trade Receivables (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Trade and other current receivables [Line Items]
Trade receivables, net	$ 11,944	$ 8,710
Carrying value
Trade and other current receivables [Line Items]
Trade accounts receivable	9,722	7,904
Credit card receivables	3,048	3,429
Trade receivables, net	12,770	11,333
Credit risk | Carrying value
Trade and other current receivables [Line Items]
Trade accounts receivable	9,722	7,904
Credit card receivables	3,048	3,429
Trade receivables, net	12,770	11,333
Credit risk | Current | Carrying value
Trade and other current receivables [Line Items]
Trade accounts receivable	4,306	1,135
Credit card receivables	3,048	3,429
Trade receivables, net	7,354	4,564
Credit risk | 30 days | Carrying value
Trade and other current receivables [Line Items]
Trade accounts receivable	2,785	1,972
Credit card receivables	0	0
Trade receivables, net	2,785	1,972
Credit risk | 31-60 days | Carrying value
Trade and other current receivables [Line Items]
Trade accounts receivable	1,033	2,013
Credit card receivables	0	0
Trade receivables, net	1,033	2,013
Credit risk | 60 days | Carrying value
Trade and other current receivables [Line Items]
Trade accounts receivable	1,598	2,784
Credit card receivables	0	0
Trade receivables, net	$ 1,598	$ 2,784